CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET	12 Months Ended
Dec. 31, 2013
Research and Development [Abstract]
CAPITALIZED SOFTWARE DEVELOPMENT COSTS
NOTE 5:      CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs during the year ended December 31, 2012 and 2013 were as follows:

	Year ended December 31,
	2012	2013

Balance at the beginning of the year	$17,399	$17,494

Capitalization	3,464	5,392
Amortization	(3,758)	(4,500)
Functional currency translation adjustments	389	1,318

Balance at the year end	$17,494	$19,704

Amortization of capitalized software development costs for 2011, 2012 and 2013, was $  4,544, $  3,758 and $ 4,500, respectively. Amortization expense is included in cost of revenues.